Convertible Notes Payable to Former Parent (Tables)	12 Months Ended
Dec. 31, 2018
Convertible Notes Payable To Former Parent
Schedule Fair Value of Weighted Average Assumptions

The grant date fair value of the warrants issued was valued on the date of issuance using the Black-Scholes option pricing model with the following weighted average assumptions:

	For the Years Ended December 31,
	2018	2017
Risk free interest rate	-%	1.07% - 1.57%
Contractual term (years)	0.00	3.00
Expected volatility	0.0%	43.5%
Expected dividend	0.00%	0.00%